    As filed with the Securities and Exchange Commission on December 3, 2004
                                                     Registration No. 333-116917

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

    [_] Pre-Effective Amendment No.          [X] Post-Effective Amendment No. 1

                        (Check appropriate box or boxes)

                               Forward Funds, Inc.
               (Exact Name of Registrant as Specified in Charter)

                       433 California Street, 11/th/ Floor
                         San Francisco, California 94104
               (Address of Principal Executive Offices) (Zip code)

                  Registrant's Telephone Number: 1-800-999-6809

                                J. Alan Reid, Jr.
                               Forward Funds, Inc.
                       433 California Street, 11/th/ Floor
                         San Francisco, California 94104
                     (Name and Address of Agent for Service)

                                    Copy to:

                                 Robert W. Helm
                                   Dechert LLP
                                1775 I Street, NW
                              Washington, DC 20006

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

No filing fee is due because an indefinite number of shares have been deemed to be registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                                EXPLANATORY NOTE

The purpose of this filing is to file as an exhibit the opinion of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16(12) of Form N-14. Parts A and B to this Registration Statement are incorporated herein by reference to the definitive Proxy Statement/Prospectus and Statement of Additional Information filed on EDGAR on July 30, 2004. (SEC File No. 333-116917)

                               FORWARD FUNDS, INC.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification
--------

     Section 2-418 of the General Corporation Law of the State of Maryland,
Article VII of the Company's Articles of Incorporation, and Article VI of the Company's Bylaws provide for indemnification.

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a trustee, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court to appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.  Exhibits
--------

     (1)  (a)  Articles of Incorporation dated October 2, 1997 filed as Exhibit
               (b) (1) to the Registrant's Initial Registration Statement on Form N-1A, filed on October 7, 1997 (Accession No.
               0000943663-97-000252(the "Initial Registration Statement").

          (b)  Articles Supplementary dated August 14, 1998 filed as Exhibit (1)
               (b) to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, filed on September 18, 1998 (Accession No. 0000943663-98-000317) ("PEA No. 8").

          (c)  Articles of Amendment dated October 8, 2002 filed as Exhibit (a)
               (3) to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-1A, filed on October 18, 2002 (Accession No. 0001021408-02-012677) ("PEA No. 18")

          (d)  Articles Supplementary dated October 8, 2002 filed as Exhibit (a)
               (4) to PEA No. 18.

          (e)  Articles Supplementary dated December 5, 2002 filed as Exhibit
               (a) (5) to Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A, filed on December 30, 2002 (Accession No. 0000898430-02-004686) ("PEA No. 19")

          (f)  Articles of Amendment dated December 5, 2002 filed as Exhibit (a)
               (6) to PEA No. 19.

          (g)  Articles Supplementary dated August 7, 2003 filed as Exhibit (a)
               (7) to PEA No. 22.

          (h)  Articles Supplementary dated December 4, 2003 filed as Exhibit
               (a) (8) to PEA No. 24.

     (2) By-Laws filed as Exhibit (b) (2) to the Registrant's Initial Registration Statement.

     (3)       Not Applicable.

     (4) Form of Agreement and Plan of Reorganization filed as Exhibit A to the Company's initial Proxy Statement/Prospectus on Form N-14 filed on June 28, 2004. (SEC No. 333-116917)

     (5)       Not Applicable.

     (6) (a) Amended and Restated Investment Management Agreement dated June 6, 2002, as amended December 5, 2002 between Forward Management, LLC and Forward Funds, Inc. (the "Company") on behalf of the Sierra Club Stock Fund, the Forward Hansberger International Growth Fund, the Forward Hoover Small Cap Equity Fund and the Forward Uniplan Real Estate Investment Fund filed as Exhibit (d)
               (1) to PEA No. 19.

          (b) Investment Management Agreement dated January 2, 2003, between Forward Management, LLC and the Company on behalf of the Forward Hoover Mini-Cap Fund and the Sierra Club Balanced Fund filed as Exhibit (d) (2) to Post-Effective No. 20 to the Registrant's Registration Statement on Form N-1A, filed on May 1, 2003 (Accession No. 0000898430-03-002730 ("PEA No. 20").

          (c) Investment Management Agreement between Forward Management, LLC and the Company on behalf of the Forward International Small Companies Fund, dated December 4, 2003 filed as Exhibit (d)(3) to PEA No. 24.

          (d) Investment Sub-Advisory Agreement dated February 15, 2000 among Hansberger Global Investors, Inc., the Company and Forward Management, LLC on behalf of the Hansberger International Growth Fund filed as Exhibit (d) (3) to PEA No. 19.

          (e) Amended and Restated Sub-Advisory Agreement dated October 1, 1998, and amended and restated on March 7, 2002 and June 6, 2002 among Hoover Investment Management Co., LLC, Forward Management, LLC and the Company on behalf of the Forward Hoover Small Cap Equity Fund filed as Exhibit (d) (4) to PEA No. 20.

          (f) Sub-Advisory Agreement dated May 3, 1999 among Uniplan, Inc., the Company and Forward Management, LLC on behalf of the Uniplan Real Estate Investment Fund filed as Exhibit (d) (5) to PEA No. 19.

          (g) Investment Sub-Advisory Agreement dated December 31, 2002 among Harris Bretall Sullivan & Smith L.L.C., Forward Management, LLC and the Company on behalf of the Sierra Club Balanced Fund and Sierra Club Stock Fund filed as Exhibit (d) (6) to PEA No. 20.

          (h) Investment Sub-Advisory Agreement dated December 31, 2002 among New York Life Investment Management LLC, the Company and Forward Management, LLC on behalf of the Sierra Club Balanced Fund and Sierra Club Stock Fund filed as Exhibit (d) (7) to PEA No. 20.

          (i) Sub-Advisory Agreement dated January 2, 2003 between Hoover Investment Management Co., LLC, Forward Management, LLC and the Company on behalf of the Forward Hoover Min-Cap Fund filed as Exhibit (d) (8) to PEA No. 20.

          (j) Sub-Advisory Agreement between Pictet International Management Limited, Forward Management, LLC and the Company on behalf of the Global International Small Companies Fund dated December 24, 2003 filed as Exhibit (d) (10) to PEA No. 24.

     (7) (a) Distribution Agreement with PFPC Distributors, Inc. dated December 31, 2000 filed as Exhibit (e) to Post-Effective Amendment No. 15 to the Registrant's Registration Statement on Form N-1A, filed on May 1, 2001 (Accession No.
               0000912057-01-511963) ("PEA No.

               15").

          (b) Amended Schedule A to the Distribution Agreement dated December 5, 2002 filed as Exhibit (e) (2) to PEA No. 19.

          (c) Amended Schedule A to the Distribution Agreement dated December 4, 2003, filed as Exhibit (e) (3) to PEA No. 24.

     (8)  Not Applicable.

     (9)  (a)  Custodian Agreement dated June 18, 2001 filed as Exhibit (g)
               (1) to PEA No. 19.

          (b) Appendix B to the Custodian Agreement dated January 31, 2003 filed as Exhibit (g) (2) to PEA No. 20.

          (c) Appendix B to the Custodian Agreement, dated December 23, 2003, filed as Exhibit (g) (3) to PEA No. 24.

     (10) (a)  Rule 12b-1 Plan filed as Exhibit (m) to PEA No. 12.

          (b) Amended Appendix A dated December 5, 2002 to the Rule 12b-1 Plan (Investor Class Shares) filed as Exhibit (m) (2) to PEA No. 19.

          (c)  Amended Appendix A dated December 4, 2003, filed as Exhibit
               (m) (3) to PEA No. 24.

          (d) Amended and Restated Rule 18f-3 Plan filed as Exhibit (n) to PEA No. 13.

     (11) Opinion and consent of Dechert LLP regarding legality of issuance of shares and other matters filed as Exhibit (11) to the Company's initial Proxy Statement/Prospectus on Form N-14 filed June 28, 2004. (SEC File No. 333-116917)

     (12) Opinion of Dechert LLP regarding tax matters. (filed herewith)

     (13) Not Applicable.

     (14) Consent of Independent Public Accounting Firm filed as Exhibit (14) to the Company's initial Proxy Statement/Prospectus on Form N-14 filed June 28, 2004. (SEC File No. 333-116917)

     (15) Not Applicable.

     (16) Powers of Attorney filed as an Exhibit to PEA No. 23.

     ----------

Item 17.  Undertakings.
--------

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the 1933 Act and has caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Francisco and the State of California on the 3rd day of December, 2004.

                                           FORWARD FUNDS, INC.


                                           /s/ J. Alan Reid, Jr.
                                           -------------------------------------
                                           J. Alan Reid, Jr.
                                           President

     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

        SIGNATURE                          TITLE                     Date

/s/ J. Alan Reid, Jr.             President and Director      December 3, 2004
----------------------------
J. Alan Reid, Jr.

/s/ Haig G. Mardikian*            Director                    December 3, 2004
----------------------------
Haig G. Mardikian

/s/ Leo T. McCarthy*              Director                    December 3, 2004
----------------------------
Leo T. McCarthy

/s/ DeWitt Bowman*                Director                    December 3, 2004
----------------------------
DeWitt Bowman

/s/ Donald O'Connor*              Director                    December 3, 2004
----------------------------
Donald O'Connor

/s/ Kenneth V. Domingues*         Director                    December 3, 2004
----------------------------
Kenneth V. Domingues

/s/ Jeremy W. Deems               Treasurer                   December 3, 2004
----------------------------
Jeremy W. Deems


*By  /s/ Mary Curran
     -----------------------
         Mary Curran
         Attorney -in-Fact

                                INDEX OF EXHIBITS

     (12) Opinion of Dechert regarding tax matters.